Income Taxes, Effective Income Tax Expense (Benefit) and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 4,855	$ 4,567	$ 3,345
Statutory federal income tax expense, rate	21.00%	21.00%	21.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 549	$ 855	$ 581
State and local taxes on income, net of federal income tax benefit, rate	2.40%	3.90%	3.70%
Tax-exempt interest	$ (294)	$ (308)	$ (321)
Tax-exempt interest, rate	(1.30%)	(1.40%)	(2.00%)
Tax credits, net of amortization	$ (964)	$ (1,546)	$ (1,264)
Tax credits, net of amortization, rate	(4.20%)	(7.10%)	(8.00%)
Nondeductible expenses	$ 239	$ 214	$ 560
Nondeductible expenses, rate	1.00%	1.00%	3.50%
Changes in prior year unrecognized tax benefits, inclusive of interest	$ (819)	$ (1,009)	$ (503)
Changes in prior year unrecognized tax benefits, inclusive of interest, rate	(3.50%)	(4.60%)	(3.20%)
Other	$ (167)	$ (166)	$ (147)
Other, rate	(0.70%)	(0.80%)	(0.90%)
Income tax expense (benefit)	$ 3,399	$ 2,607	$ 2,251
Effective income tax expense (benefit), rate	14.70%	12.00%	14.10%